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[MetLife Letterhead]


                                                               Heather C. Harker
                                                       Assistant General Counsel

August 30, 2018


Metropolitan Tower Life Insurance Company
200 Park Avenue
New York, NY 10166

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   General American Separate Account Eleven
      File No. 811-04901

Ladies and Gentlemen:

Semi-Annual Reports dated June 30, 2018 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the General American Separate Account Eleven of Metropolitan Tower Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857;

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183;

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618;

The Semi-Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329;

The Semi-Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205;

The Semi-Annual Reports for certain portfolios of the JPMorgan Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000909221, File No. 811-07874;

The Semi-Annual Reports for certain portfolios of Russell Investment Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000824036, File No. 811-05371; and

The Semi-Annual Reports for certain portfolios of Van Eck VIP Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000811976, File No. 811-05083.


Sincerely,

/s/ Heather C. Harker

Heather C. Harker, Esq.
Assistant General Counsel
Metropolitan Tower Life Insurance Company